Total
BNY Mellon Small Cap Multi-Strategy Fund
Fund Summary BNY Mellon Small Cap Multi-Strategy Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Small Cap Multi-Strategy Fund	Class M Shares	Investor Shares
Investment advisory fees	0.85%	0.85%
Shareholder services fees	none	0.25%
Administration fees	0.14%	0.14%
Miscellaneous other expenses	0.05%	0.05%
Total other expenses	0.19%	0.44%
Total annual fund operating expenses	1.04%	1.29%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Small Cap Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	106	331	574	1,271
Investor Shares	131	409	708	1,556

Expense Example No Redemption - BNY Mellon Small Cap Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	106	331	574	1,271
Investor Shares	131	409	708	1,556

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56.56% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index. As of November 30, 2023, the market capitalization of the largest company in the Russell 2000® Index was approximately $14.4 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $3.0 billion and $840 million, respectively. The fund normally allocates its assets among multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) and its affiliates that invest primarily in equity securities issued by small cap companies. The fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its net assets in the equity securities of foreign issuers.

BNYM Investment Adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Opportunistic Small Cap Strategy	40%	0% to 50%
Small Cap Value Strategy	30%	0% to 40%
Small Cap Growth Strategy	30%	0% to 40%

BNYM Investment Adviser has the discretion to change the investment strategies and the target allocations and ranges when BNYM Investment Adviser deems it appropriate. The investment strategies are employed by Newton Investment Management North America, LLC (NIMNA), an affiliate of BNYM Investment Adviser.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Opportunistic Small Cap Strategy. The portion of the fund's assets allocated to the Opportunistic Small Cap Strategy normally is invested primarily in equity securities of small cap companies. In constructing this portion of the fund's portfolio, the investment team uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst. The investment team responsible for the Opportunistic Small Cap Strategy selects securities that are believed to have attractive reward to risk opportunities and may actively adjust this portion of the fund's portfolio to reflect new developments.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Small Cap Value Strategy. The portion of the fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies. In constructing this portion of the fund's portfolio, the investment team employs a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The investment team responsible for the Small Cap Value Strategy focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the investment team believes are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Small Cap Growth Strategy. The portion of the fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the investment team employs a growth-oriented investment style, which means the investment team seeks to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The investment team responsible for the Small Cap Growth Strategy look for high quality companies, especially those with products or services that are believed to be leaders in their market niches. The investment team focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2000® Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of small cap value stocks and an index of small cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q2, 2020: 31.79% Worst Quarter Q1, 2020: -27.54% The year-to-date total return of the fund's Class M shares as of September 30, 2023 was 0.16%.
Average Annual Total Returns as of 12/31/22
Average Annual Returns - BNY Mellon Small Cap Multi-Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	(18.37%)	5.81%	10.23%
Investor Shares	(18.55%)	5.54%	9.95%
After Taxes on Distributions | Class M Shares	(18.89%)	3.87%	8.77%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	(10.50%)	4.19%	8.13%
Russell 2000® Index reflects no deductions for fees, expenses or taxes	(20.44%)	4.13%	9.01%
Russell 2000® Value Index reflects no deductions for fees, expenses or taxes	(14.48%)	4.13%	8.48%
Russell 2000® Growth Index reflects no deductions for fees, expenses or taxes	(26.36%)	3.51%	9.20%